Risk Report - Credit Risk Management - IFRS 9 - Non-recourse CRE Portfolio (Detail) - Non Recourse CRE Gross Carrying Amount [Member] - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
IFRS 9 Focus Areas Non Recourse CRE Portfolio [Line Items]
Total	[1]	€ 37,525	€ 38,192
Stage 1	[1]	24,872	27,325
Stage 2	[1]	9,107	7,661
Stage 3	[1]	3,546	3,206
Provision for Credit Losses	[2]	€ 309	€ 445

[1]	Loans at amortized cost
[2]	Provision for Credit Losses do not include country risk provisions